February 2, 2004

Securities and Exchange Commission
450 Fifth Street N.W.
ATTN: Ms. Linda Stirling
Document Control - EDGAR
Washington, D.C. 20549-1004

RE:    AXP Tax-Exempt Series, Inc.
          AXP Tax-Exempt Bond Fund
          AXP Intermediate Tax-Exempt Fund
       File No. 2-57328/811-2686

Dear Ms. Stirling:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the above referenced funds does not differ from that contained in the Registrant's Post-Effective Amendment No. 52 (Amendment). This Amendment was filed electronically on January 27, 2004.

If you have any questions or concerns regarding this filing, please contact Mary Lou Lutz at (612) 678-1762 or me at (612) 671-7981.

Sincerely,



/s/ H. Bernt von Ohlen
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    H. Bernt von Ohlen
    Vice President and Group Counsel
    American Express Financial Corporation